NOTE TO THE CONSOLIDATED STATEMENT OF CASH FLOWS	12 Months Ended
Dec. 31, 2017
CONSOLIDATED STATEMENTS OF CASH FLOWS [abstract]
Disclosure of note to the consolidated statement of cash flows

30.      NOTE TO THE CONSOLIDATED STATEMENT OF CASH FLOWS

Reconciliation of profit/(loss) before tax to cash generated from operations

	2015	2016	2017

Profit/(loss) before tax	17,130	(5,275)	36,357

Adjustments for:
Interest income	(873)	(901)	(653)
Finance costs	6,118	6,246	5,044
Exchange losses/(gains), net	143	790	(356)
Share of (profits)/losses of associates	(256)	609	(302)
Share of profit of a joint venture	(1,647)	(533)	(553)
Investment income	(2,398)	(2,774)	(2,409)
Impairment and provision	2,746	12,171	9,130
Depreciation, depletion and amortization	73,439	68,907	61,257
Loss on disposal and write-off of property, plant and equipment	2,115	2,304	1,937
Others	70	-	-
Subtotal	96,587	81,544	109,452

Decrease/(increase) in trade receivables and other current assets	7,932	(2,820)	(1,073)
Decrease in inventories and supplies	1,427	922	1,464
(Decrease)/increase in trade and accrued payables and other payables	(9,851)	2,491	782

Cash generated from operations	96,095	82,137	110,625

30.      NOTE TO THE CONSOLIDATED STATEMENT OF CASH FLOWS (continued)

Reconciliation of liabilities arising from financing activities

The table below details changes in the Group's liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Group's consolidated statement of cash flows as cash flows from financing activities.

	Loans and borrowings	Interest payable	Dividend payable	Total
	(Note 24)	(Note 23)

At January 1, 2017	150,476	1,244	-	151,720
Financing cash flows	(9,669)	(5,154)	(16,448)	(31,271)
Foreign exchange translation	(8,911)	51	(52)	(8,912)
Finance costs	354	5,040	-	5,394
Dividends declared	-	-	16,500	16,500
At December 31, 2017	132,250	1,181	-	133,431